Note 10 - Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Debt [Table Text Block]
	December 31,	Movements		September 30,
	2011	Additions	Repayments	2012
BNP Paribas	27,297,823	—	(3,797,823)	23,500,000
DnB Nor Bank	90,766,455	—	(9,196,732)	81,569,723
Scotia Bank	34,600,514	—	(1,877,750)	32,722,764
Deutche Bank	29,375,000	—	(2,500,000)	26,875,000
National Bank of Greece	27,423,000	—	(969,500)	26,453,500
Emporiki Bank	24,285,502	—	(13,685,502)	10,600,000
DVB Bank	73,880,423	—	(4,360,623)	69,519,800
NIBC	19,589,464	—	(2,155,268)	17,434,196
EFG Eurobank	23,850,000	—	(1,380,000)	22,470,000
NORD/LB	—	43,250,000	(1,125,000)	42,125,000
Total	351,068,181	43,250,000	(41,048,198)	353,269,983
Disclosed as follows:
Current portion of long-term debt	33,166,887			35,162,544
Current portion of long-term debt associated with vessel held for sale	791,823			—
Long-term debt	317,109,471			318,107,439

Schedule of Maturities of Long-term Debt [Table Text Block]

September 30,	Amount
2013	35,162,544
2014	68,127,676
2015	32,568,126
2016	78,380,387
2017& thereafter	139,031,250
Total	353,269,983